Operating Segment (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 MXN ($) segment	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Operating segments
Number of segments | segment	3
Income statement and other significant data
Net interest income	$ 63,432	$ 65,810	$ 66,156
Dividend income	227	246	235
Income from entities accounted for using the equity method	200	178
Net fee and commission income (expense)	17,206	17,023	16,424
Gains/(losses) on financial assets and liabilities (net)	4,883	5,984	2,854
Exchange differences (net)	(35)	19
Other operating income (expenses)	(3,466)	(3,562)	(3,592)
TOTAL INCOME	82,447	85,698	82,077
Administrative expenses	(30,872)	(30,135)	(29,258)
Depreciation and amortization	(6,243)	(5,743)	(5,222)
Impairment losses on financial assets (net)	(19,229)	(21,799)	(19,220)
Gains (losses) on modification of financial assets		(1,743)
Impairment losses on other assets (net)	(27)	(119)	(370)
Provisions (net)	(386)	(974)	(775)
Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)	57	6	16
Gains/(losses) on disposal of non-current assets not classified as discontinued operations	20	9	42
OPERATING PROFIT BEFORE TAX	25,767	25,200	27,290
Tax income	(4,966)	(6,226)	(6,909)
PROFIT FOR THE YEAR	20,801	18,974	20,381
Profit attributable to the Parent	20,801	18,974	20,381
Total assets	1,678,213	1,837,914	1,467,548
Total liabilities	1,514,625	1,684,080	1,332,750
Retail Banking
Income statement and other significant data
Net interest income	58,045	61,444	59,008
Net fee and commission income (expense)	15,729	15,551	15,014
Gains/(losses) on financial assets and liabilities (net)	1,493	1,421	1,155
Other operating income (expenses)	(2,967)	(2,695)	(2,389)
TOTAL INCOME	72,300	75,721	72,788
Administrative expenses	(26,525)	(25,649)	(25,064)
Depreciation and amortization	(5,849)	(5,339)	(4,827)
Impairment losses on financial assets (net)	(18,115)	(20,772)	(18,986)
Gains (losses) on modification of financial assets		(1,743)
Impairment losses on other assets (net)	(27)	(119)	(370)
Provisions (net)	200	(143)	(165)
OPERATING PROFIT BEFORE TAX	21,984	21,956	23,376
Total assets	685,590	654,572	628,380
Total liabilities	726,626	676,529	618,477
Global Corporate Banking
Income statement and other significant data
Net interest income	4,295
Dividend income	29
Net fee and commission income (expense)	1,594
Gains/(losses) on financial assets and liabilities (net)	3,228
Other operating income (expenses)	(508)
TOTAL INCOME	8,638
Administrative expenses	(3,810)
Depreciation and amortization	(364)
Impairment losses on financial assets (net)	(1,114)
OPERATING PROFIT BEFORE TAX	3,350
Total assets	525,722
Total liabilities	604,758
Corporate and Investment Banking
Income statement and other significant data
Net interest income		5,605	6,638
Dividend income		39	44
Net fee and commission income (expense)		1,668	1,596
Gains/(losses) on financial assets and liabilities (net)		3,888	1,417
Other operating income (expenses)		(714)	(690)
TOTAL INCOME		10,486	9,005
Administrative expenses		(3,830)	(3,604)
Depreciation and amortization		(376)	(381)
Impairment losses on financial assets (net)		(1,027)	(234)
Provisions (net)		(10)	(1)
OPERATING PROFIT BEFORE TAX		5,243	4,785
Total assets		760,895	529,901
Total liabilities		783,942	509,204
Corporate Activities
Income statement and other significant data
Net interest income	1,092	(1,239)	510
Dividend income	198	207	191
Income from entities accounted for using the equity method	200	178
Net fee and commission income (expense)	(117)	(196)	(186)
Gains/(losses) on financial assets and liabilities (net)	162	675	282
Exchange differences (net)	(35)	19
Other operating income (expenses)	9	(153)	(513)
TOTAL INCOME	1,509	(509)	284
Administrative expenses	(537)	(656)	(590)
Depreciation and amortization	(30)	(28)	(14)
Provisions (net)	(586)	(821)	(609)
Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)	57	6	16
Gains/(losses) on disposal of non-current assets not classified as discontinued operations	20	9	42
OPERATING PROFIT BEFORE TAX	433	(1,999)	(871)
Total assets	466,901	422,447	309,267
Total liabilities	$ 183,241	$ 223,609	$ 205,069